CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS UNAUDITED - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss	$ (19,915,940)	$ (18,375,506)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	513,860	833,990
Loss on equity investment	159,849	0
Issuance of common stock for legal settlement	1,989,900	0
Impairment of goodwill and intangible assets	6,925,137	0
Bad debt expense	2,433,876	0
Loss on deconsolidation	1,642,795	(0)
Operating lease expense	31,087	(33,683)
Gain on forgiveness of debt	(53,397)	(267,127)
Change in fair market of derivative liabilities	(320,778)	(237,445)
Restructuring costs	(0)	501,431
Changes in operating assets and liabilities:
Accounts receivable	70,870	692,746
Inventory	(8,252)	604,406
Contract assets	(73,048)	178,748
Prepaid expenses and other assets	30,116	(730,370)
Contract liabilities	323,471	833,876
Loss provision for contracts in progress	15,968	(895,405)
Accounts payable and accrued expenses	2,272,852	(2,949,406)
Operating lease liabilities, net	(30,372)	86,511
Other current liabilities	(74,090)	300,533
Net cash used in operating activities	(4,066,096)	(19,456,701)
Cash flows from investing activities:
Purchases of property and equipment	(102,350)	(529,330)
Investment in joint venture	(113,124)	0
Issuance of note receivable, related party	(563,317)	0
Advances to related party	(630,337)	0
Deposits	0	(64,980)
Net cash used in investing activities	(1,409,128)	(594,310)
Cash flows from financing activities:
Proceeds from sale of common stock, net of fees	3,067,764	23,794,275
Proceeds from convertible notes	50,000	0
Net repayments of loan payable	(27,047)	0
Net cash provided by financing activities	3,090,717	23,794,275
Net change in cash	(2,384,507)	3,743,264
Effect of exchange rate on cash	389,067	(1,434,126)
Cash at beginning of period	2,060,332	3,658,846
Cash at end of period	64,892	5,967,984
Supplemental disclosure of cash flow information:
Cash paid for interest	47,948	0
Cash paid for income taxes	0	0
Non-cash financing and investing activities:
Stock issued for acquisition of TerraData	$ 0	$ 200,000